Note 2 - Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Note 2 - Summary of Significant Accounting Policies

2.       Summary of Significant Accounting Policies

a)   Basis of Presentation and Principles of Consolidation

These unaudited consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US”) and the rules of the Securities and Exchange Commission and should be read in conjunction with the audited financial statements and notes for the years ended December 31, 2015 and 2014 contained in the Company’s Form 10-K filed on March 30, 2016.  In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary to present fairly the Company's financial position, results of operations and cash flows for the periods shown have been reflected herein.  The results of operations for such periods are not necessarily indicative of the results expected for a full year or for any future period. Notes to the financial statements which would substantially duplicate the disclosure contained in the audited financial statements for the years ended December 31, 2015 and 2014 as reported in the Company's Form 10-K have been omitted.

These consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries ARP, and its subsidiary special purpose entities, ARP Pledgor, LLC, ARP Borrower, LLC, ARP Pledgor II, LLC, APR Borrower II, LLC, AHIT Valfre, LLP, AHIT Valfre GP, LLC and AHIT NNMP, LLP. All significant intercompany transaction and balances have been eliminated.

b)    Use of Estimates

The preparation of financial statements in conformity with US generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to the useful life and recoverability of long-lived assets, and income taxes. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

c)    Fair Value of Financial Instruments

The carrying amounts reported in the consolidated balance sheets for accounts payable and accrued liabilities, amounts due to/from related parties and notes payable are reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and if, applicable, the stated rate of interest is equivalent to rates currently available.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Company utilizes a three-level valuation hierarchy for disclosures of fair value measurements, defined as follows:

Level 1   Financial assets and liabilities for which values are based on unadjusted quoted prices for identical assets or liabilities in an active market that management has the ability to access.

Level 2   Financial assets and liabilities for which values are based on quoted prices in markets that are not active or model inputs that are observable either directly or indirectly for substantially the full term of the asset or liability (commodity derivatives and interest rate swaps).

Level 3   Financial assets and liabilities for which values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The Company does not have any financial instruments that are required to be measured and recorded at fair value on a recurring basis.

d)   Non-controlling Interest

Limited partnership units in AHIT Valfre and AHIT NNMP that are not owned by the Company are presented as non-controlling interest in the equity section of our consolidated balance sheets.

Our limited partners do not have the right to share in the net income or losses of AHIT Valfre and AHIT NNMP but have the right to convert all or part of their partnership units to common shares of the Company on a one-for-one basis following the one-year anniversary of issuance. At the time of redemption, we have the right to determine whether to redeem the non-controlling limited partnership units of AHIT Valfre and AHIT NNMP for cash, based upon the fair value of an equivalent number of shares of our common stock at the time of redemption. As of September 30, 2016, there were 300,026 limited partnership units outstanding in AHIT Valfre and 500,614 limited partnership units outstanding in AHIT NNMP.

e)      Recent Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which supersedes ASC 840, Leases. This ASU is based on the principle that entities should recognize assets and liabilities arising from leases. The ASU does not significantly change the lessees’ recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Leases are classified as finance or operating. The ASU’s primary change is the requirement for entities to recognize a lease liability for payments and a right of use asset representing the right to use the leased asset during the term on operating lease arrangements. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. Lessors’ accounting under the ASC is largely unchanged from the previous accounting standard. In addition, the ASU expands the disclosure requirements of lease arrangements. Lessees and lessors will use a modified retrospective transition approach, which includes a number of practical expedients. The effective date will be the first quarter of fiscal year 2019 with early adoption permitted. Management continues to assess the overall impact the adoption of ASU 2016-02 will have on the Company’s financial statements

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation, Improvements to Employee Share-Based Payment Accounting (Topic 718). This update is intended to provide simplification of the accounting for share based payment transactions, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. The effective date will be the first quarter of fiscal year 2017 with early adoption permitted. Management continues to assess the overall impact the adoption of ASU 2016-09 will have on the Company’s financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force). ASU 2016-15 reduces diversity in practice in how certain transactions are classified in the statement of cash flows. The effective date will be the first quarter of fiscal year 2018 with early adoption permitted. Management continues to assess the overall impact the adoption of ASU 2016-15 will have on the Company’s financial statements.

The Company has implemented all new accounting pronouncements that are in effect and that may impact its consolidated financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.